CONSOLIDATED FINANCIAL STATEMENT DETAILS - Accounts receivable and prepaid assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Accounts receivable and other assets:
Deferred payment consideration	$ 100.0	$ 107.9
Receivables	52.6	58.5
VAT receivable	44.6	44.7
Prepaid expenses	43.4	43.1
Deposits	16.7	14.5
Total accounts receivable and prepaid assets	257.3	268.7
Chirano
Accounts receivable and other assets:
Deferred payment consideration	$ 100.0	$ 107.9